Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Unbilled revenue from construction contracts	€ 245	€ 176
Retentions held by customers in respect of construction contracts	€ 168	€ 154